Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (760,205)	$ (867,238)
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred income tax recovery	$ (760,205)	$ (867,238)